Loans Measured at Amortized Cost Details of Loan Types and Customer Types of Loans to Customers other than Banks(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	₩ 371,589,938	₩ 335,673,245
Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Proportions (%)	100.00%	100.00%
Loans Excluding In Other Than Banks	₩ 374,872,619	₩ 338,080,829
Allowances for credit losses
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	(3,282,681)	(2,407,584)
Loans in Korean won | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	317,874,938	289,615,755
Loans in foreign currencies | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	19,252,352	8,558,428
Domestic import usance bills | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	2,152,059	2,617,862
Off-shore funding loans | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	1,203,737	1,387,798
Call loans | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	1,582,251	610,001
Bills bought in Korean won | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	1,620	2,843
Bills bought in foreign currencies | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	1,739,262	2,158,877
Guarantee payments under acceptances and guarantees | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	8,021	3,348
Credit card receivables in Korean won | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	18,734,560	18,642,111
Credit card receivables in foreign currencies | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	63,071	6,299
Bonds purchased under repurchase agreements | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	3,175,080	6,149,458
Privately placed bonds | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	1,154,162	971,414
Factored receivables | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	107	284
Lease receivables | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	1,440,583	1,580,193
Loans for installment credit | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	6,490,816	5,776,158
Retail
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	₩ 184,790,365	₩ 166,077,800
Retail | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Proportions (%)	49.54%	49.33%
Loans Excluding In Other Than Banks	₩ 185,700,453	₩ 166,789,122
Retail | Allowances for credit losses
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	(910,088)	(711,322)
Retail | Loans in Korean won | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	175,062,187	159,232,495
Retail | Loans in foreign currencies | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	3,092,630	433,399
Retail | Domestic import usance bills | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Off-shore funding loans | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Call loans | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Bills bought in Korean won | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Bills bought in foreign currencies | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Guarantee payments under acceptances and guarantees | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	10	36
Retail | Credit card receivables in Korean won | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Credit card receivables in foreign currencies | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Bonds purchased under repurchase agreements | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Privately placed bonds | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Retail | Factored receivables | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	104	117
Retail | Lease receivables | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	1,105,001	1,385,617
Retail | Loans for installment credit | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	6,440,521	5,737,458
Corporate
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	₩ 168,703,437	₩ 151,686,743
Corporate | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Proportions (%)	45.45%	45.15%
Loans Excluding In Other Than Banks	₩ 170,374,535	₩ 152,643,297
Corporate | Allowances for credit losses
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	(1,671,098)	(956,554)
Corporate | Loans in Korean won | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	142,812,751	130,383,260
Corporate | Loans in foreign currencies | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	16,159,722	8,125,029
Corporate | Domestic import usance bills | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	2,152,059	2,617,862
Corporate | Off-shore funding loans | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	1,203,737	1,387,798
Corporate | Call loans | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	1,582,251	610,001
Corporate | Bills bought in Korean won | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	1,620	2,843
Corporate | Bills bought in foreign currencies | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	1,739,262	2,158,877
Corporate | Guarantee payments under acceptances and guarantees | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	8,011	3,312
Corporate | Credit card receivables in Korean won | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Corporate | Credit card receivables in foreign currencies | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Corporate | Bonds purchased under repurchase agreements | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	3,175,080	6,149,458
Corporate | Privately placed bonds | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	1,154,162	971,414
Corporate | Factored receivables | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	3	167
Corporate | Lease receivables | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	335,582	194,576
Corporate | Loans for installment credit | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	50,295	38,700
Credit card
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	₩ 18,096,136	₩ 17,908,702
Credit card | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Proportions (%)	5.01%	5.52%
Loans Excluding In Other Than Banks	₩ 18,797,631	₩ 18,648,410
Credit card | Allowances for credit losses
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	(701,495)	(739,708)
Credit card | Loans in Korean won | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Loans in foreign currencies | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Domestic import usance bills | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Off-shore funding loans | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Call loans | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Bills bought in Korean won | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Bills bought in foreign currencies | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Guarantee payments under acceptances and guarantees | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Credit card receivables in Korean won | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	18,734,560	18,642,111
Credit card | Credit card receivables in foreign currencies | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	63,071	6,299
Credit card | Bonds purchased under repurchase agreements | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Privately placed bonds | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Factored receivables | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Lease receivables | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	0	0
Credit card | Loans for installment credit | Gross Carrying Amount [Member]
Details Of Loans Excluding In Other Than Banks [Line Items]
Loans Excluding In Other Than Banks	₩ 0	₩ 0